Note 7 - Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
Stock options outstanding	1,958,411
Shares available for grant under equity incentive plan	1,105,949
Common shares issuable under outstanding common stock purchase warrants	3,934,099
6,998,459

Stock options outstanding	1,744,811
Shares available for grant under equity incentive plan	19,549
Common shares issuable under outstanding common stock purchase warrants	3,422,099
5,186,459